Document and Entity Information	12 Months Ended
Dec. 21, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Central Index Key	0001112996
Amendment Flag	false
Document Creation Date	May 13, 2013
Document Effective Date	May 13, 2013
Prospectus Date	Dec 21, 2012

Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 28, 2013): 10.19%
Best Quarter (ended March 31, 2012): 13.77%
Worst Quarter (ended December 31, 2008): -18.69%
Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	10.48%	-1.52%	1.25%
Return After Taxes on Distributions	10.27	-2.24	0.63
Return After Taxes on Distributions and Sale of Fund Shares	7.09	-1.48	0.89

Class B shares: Inception (3/31/2006)	11.04	-1.42	1.36

Class C shares: Inception (3/31/2006)	15.06	-1.13	1.34

Class R shares: Inception (3/31/2006)	16.61	-0.62	1.86

Class Y shares[1]: Inception (10/3/2008)	17.18	-0.15	2.28

Investor Class shares[1]: Inception (4/25/2008)	16.93	-0.38	2.11

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	16.42	1.92	3.79

Lipper Equity Income Index[3]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[3]	15.32	0.97	2.97

[1]	Class Y shares’ and Investor Class shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

[2]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[3]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund — Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
Class R5 shares year-to-date (ended March 28, 2013): 10.28%
Best Quarter (ended March 31, 2012): 13.72%
Worst Quarter (ended December 31, 2008): -18.47%
          Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception

Class R5 shares: Inception (3/31/2006)
Return Before Taxes	17.28%	-0.10%	2.38%
Return After Taxes on Distributions	16.98	-0.87	1.71
Return After Taxes on Distributions and Sale of Fund Shares	11.62	-0.30	1.85

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[1]	16.42	1.92	3.79

Lipper Equity Income Index[2]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[2]	15.32	0.97	2.97

[1]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[2]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec 21, 2012
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 28, 2013): 10.19%
Best Quarter (ended March 31, 2012): 13.77%
Worst Quarter (ended December 31, 2008): -18.69%
Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	10.48%	-1.52%	1.25%
Return After Taxes on Distributions	10.27	-2.24	0.63
Return After Taxes on Distributions and Sale of Fund Shares	7.09	-1.48	0.89

Class B shares: Inception (3/31/2006)	11.04	-1.42	1.36

Class C shares: Inception (3/31/2006)	15.06	-1.13	1.34

Class R shares: Inception (3/31/2006)	16.61	-0.62	1.86

Class Y shares[1]: Inception (10/3/2008)	17.18	-0.15	2.28

Investor Class shares[1]: Inception (4/25/2008)	16.93	-0.38	2.11

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	16.42	1.92	3.79

Lipper Equity Income Index[3]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[3]	15.32	0.97	2.97

[1]	Class Y shares’ and Investor Class shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

[2]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[3]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund — Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
Class R5 shares year-to-date (ended March 28, 2013): 10.28%
Best Quarter (ended March 31, 2012): 13.72%
Worst Quarter (ended December 31, 2008): -18.47%
          Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception

Class R5 shares: Inception (3/31/2006)
Return Before Taxes	17.28%	-0.10%	2.38%
Return After Taxes on Distributions	16.98	-0.87	1.71
Return After Taxes on Distributions and Sale of Fund Shares	11.62	-0.30	1.85

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[1]	16.42	1.92	3.79

Lipper Equity Income Index[2]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[2]	15.32	0.97	2.97

[1]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[2]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Class A, B, C, R, Y and Investor | Invesco U.S. Quantitative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 28, 2013): 10.19%
Best Quarter (ended March 31, 2012): 13.77%
Worst Quarter (ended December 31, 2008): -18.69%
Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	10.48%	-1.52%	1.25%
Return After Taxes on Distributions	10.27	-2.24	0.63
Return After Taxes on Distributions and Sale of Fund Shares	7.09	-1.48	0.89

Class B shares: Inception (3/31/2006)	11.04	-1.42	1.36

Class C shares: Inception (3/31/2006)	15.06	-1.13	1.34

Class R shares: Inception (3/31/2006)	16.61	-0.62	1.86

Class Y shares[1]: Inception (10/3/2008)	17.18	-0.15	2.28

Investor Class shares[1]: Inception (4/25/2008)	16.93	-0.38	2.11

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	16.42	1.92	3.79

Lipper Equity Income Index[3]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[3]	15.32	0.97	2.97

[1]	Class Y shares’ and Investor Class shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

[2]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[3]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Class R5 | Invesco U.S. Quantitative Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimcst_SupplementTextBlock	Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund — Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
Class R5 shares year-to-date (ended March 28, 2013): 10.28%
Best Quarter (ended March 31, 2012): 13.72%
Worst Quarter (ended December 31, 2008): -18.47%
          Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception

Class R5 shares: Inception (3/31/2006)
Return Before Taxes	17.28%	-0.10%	2.38%
Return After Taxes on Distributions	16.98	-0.87	1.71
Return After Taxes on Distributions and Sale of Fund Shares	11.62	-0.30	1.85

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[1]	16.42	1.92	3.79

Lipper Equity Income Index[2]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[2]	15.32	0.97	2.97

[1]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[2]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec 21, 2012
Document Creation Date	dei_DocumentCreationDate	May 13, 2013